Average Annual Total Returns - Xtrackers MSCI China A Inclusion Equity ETF	Xtrackers MSCI China A Inclusion Equity ETF before tax Inception Date	Xtrackers MSCI China A Inclusion Equity ETF before tax 1 Year	Xtrackers MSCI China A Inclusion Equity ETF before tax Since Inception	Xtrackers MSCI China A Inclusion Equity ETF After tax on distributions 1 Year	Xtrackers MSCI China A Inclusion Equity ETF After tax on distributions Since Inception	Xtrackers MSCI China A Inclusion Equity ETF After tax on distributions and sale of fund shares 1 Year	Xtrackers MSCI China A Inclusion Equity ETF After tax on distributions and sale of fund shares Since Inception	MSCI China A Inclusion Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI China A Inclusion Index (reflects no deductions for fees, expenses or taxes) Since Inception	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) 1 Year	MSCI ACWI ex USA Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	Oct. 20, 2015	35.39%	2.03%	35.13%	(0.07%)	21.66%	0.80%	36.17%	0.94%	21.51%	7.08%